Supplemental Disclosures of Cash Flow Information (USD $)	9 Months Ended		12 Months Ended		116 Months Ended	125 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Jul. 31, 2012
Cash paid for Interest	$ 53,027	$ 70,372	$ 148,392	$ 311,784	$ 681,992	$ 788,017
Supplemental Schedule of Noncash Investing and Financing Activities
Equipment acquired under notes payable	0	0	0	0	45,580	45,580
Common stock issued to Founders	0	0	0	0	40	40
Notes payable and accrued interest converted to Preferred Stock	0	0	0	0	15,969	15,969
Stock dividend on Preferred Stock	0	0	0	0	43,884	43,884
Accounts Payable from vendors settled in Common Stock	3,249,990	0				3,249,990
Accounts Payable from consultants settled with Common Stock	62,275	0	0	0	51,978	114,253
Notes payable and embedded derivative liabilities converted to Common Stock	9,224,971	1,638,673	4,149,114	3,322,092	5,835,250	15,060,221
Intangible assets acquired with notes payable	0	0	0	0	360,000	360,000
Intangible assets acquired with common stock	0	0	0	70,000	70,000	70,000
Debt discount in connection with recording the original value of the embedded derivative liability	306,568	3,622,701	3,505,605	578,770	6,166,817	6,527,552
Allocation of the original secured convertible debentures to warrants	0	0	0	0	214,950	214,950
Allocation of the warrants on convertible notes as debt discount	571,207	778,052	778,052	712,036	2,431,049	3,001,806
Cancellation of Note Receivable in connection with Preferred Stock Redemption	0	(3,051,000)				(3,051,000)
Note receivable in connection with exercise of warrants	0	2,389,500	(661,500)	10,659,710	9,998,210	9,998,210
Common stock issued in exchange for warrants	134,796	0				134,796
Warrants Issued in connection with issuance of Common Stock	517,797	0	0	0	1,505,550	2,023,347
Warrants Issued in connection with issuance of Preferred Stock	$ 0	$ 0	$ 0	$ 0	$ 3,587,625	$ 3,587,625